UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's highly competitive results can be attributed to our ability to uncover higher-yielding bonds that we believed were undervalued, out of favor or misunderstood by investors. By investing in these (often lesser-known) securities, we sought to enhance yields without a commensurate increase in risk. To further mitigate the credit risk, we have diversified the portfolio by issuer, coupon, structure and maturities. As a general rule, we also try to limit the Fund's exposure to any single security.
   Our focus on securities outside the mainstream paid off in the period, as credit spreads narrowed in an improving economy. For instance, rising energy prices made an investment in a Texas based energy company's bonds a positive performer for the Fund. Another contributor was a bond issued by West Penn-Allegheny Healthcare Systems. A more robust economy helped this Pennsylvania entity improve its financial results and the bonds appreciated. Unfortunately, not every trade ended as we anticipated. The Fund's investment in a Multi-Family Housing Project in Tampa, Florida negatively affected performance during the period due to financial difficulties the project experienced.
   In the interest of diversification, we increased allocations to bonds issued by paper and container manufacturers, special assessment bonds relating to land development, and securities issued by higher education facilities. Among these was an ACA (American Capital Access)-insured campus-housing bond in California. ACA provides financial guaranty insurance primarily for municipal bonds, and during the reporting period its credit rating was downgraded one notch. In our view, the market overreacted to the downgrade, and the company has since increased its capital levels. We viewed the sell off in ACA-backed bonds as an opportunity for the Fund to buy insured bonds at an attractive discount. The Fund increased its allocation to ACA insured securities by nearly 3% following the downgrade. ACA insured bonds have subsequently recovered to near pre-downgrade prices, which resulted in significant price appreciation for the Fund during the last quarter of its fiscal year.
   We viewed housing-related bonds as an undervalued or misunderstood opportunity. In a more robust economic environment, demand for new housing and land destined for housing construction generally becomes more valuable. With this in mind, we purchased land- and housing-related special assessment bonds in California and Florida, states that have demonstrated strong demand for housing.
   The outlook for airlines also improved dramatically as the U.S. economy gained momentum and overcame the initial impact of 9/11. For example, in early 2003 American


10 | OPPENHEIMER AMT-FREE MUNICIPALS

Airlines stood on the edge of bankruptcy, but efforts by management and personnel saved the airline from the courts, with many bonds rebounding sharply as a result. We note that, despite positive developments for airlines, the industry remains volatile; particularly as higher fuel costs have slowed the recent positive momentum. As of July 31, 2004, airline related bonds represented 2.3% of total Fund assets.
   The Fund's position in municipal inverse floating rate securities also contributed to performance. These are highly rated, high yielding, tax-exempt securities whose interest rates move inversely to short-term rates. We sought to offset the greater interest rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices fluctuate much less than long-term bond indices.
   The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


11 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer AMT-Free Municipals (Class A)
  Lehman Brothers Municipal Bond Index


                                   [GRAPHIC]

                     Oppenheimer AMT-Free             Lehman Brothers
Date                 Municipals (Class A)           Municipal Bond Index

12/31/1994                $ 9,525                        $10,000
03/31/1995                 10,342                         10,707
06/30/1995                 10,536                         10,965
09/30/1995                 10,738                         11,280
12/31/1995                 11,266                         11,746
03/31/1996                 11,168                         11,604
06/30/1996                 11,208                         11,693
07/31/1996  1              11,353                         11,799
10/31/1996                 11,639                         12,096
01/31/1997                 11,848                         12,289
04/30/1997                 11,920                         12,339
07/31/1997                 12,597                         13,009
10/31/1997                 12,681                         13,123
01/31/1998                 13,105                         13,531
04/30/1998                 13,012                         13,486
07/31/1998                 13,297                         13,788
10/31/1998                 13,619                         14,175
01/31/1999                 13,907                         14,431
04/30/1999                 13,922                         14,423
07/31/1999                 13,638                         14,185
10/31/1999                 13,130                         13,924
01/31/2000                 12,869                         13,907
04/30/2000                 13,219                         14,291
07/31/2000                 13,522                         14,796
10/31/2000                 13,768                         15,109
01/31/2001                 14,191                         15,754
04/30/2001                 14,069                         15,773
07/31/2001                 14,607                         16,287
10/31/2001                 14,753                         16,697
01/31/2002                 14,620                         16,684
04/30/2002                 14,826                         16,877
07/31/2002                 15,248                         17,380
10/31/2002                 15,240                         17,676
01/31/2003                 15,471                         17,929
04/30/2003                 15,825                         18,311
07/31/2003                 15,623                         18,007
10/31/2003                 16,304                         18,580
01/31/2004                 16,982                         19,038
04/30/2004                 16,898                         18,801
07/31/2004                 17,124                         19,048


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  4.40%      5-Year  3.64%      10-Year  5.06%

1. The Fund changed its fiscal year end from December 31 to July 31.


12 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Oppenheimer AMT-Free Municipals (Class B)
  Lehman Brothers Municipal Bond Index

                        Oppenheimer AMT-Free         Lehman Brothers
Date                     Municipals (Class B)      Municipal Bond Index

12/31/1994                    $10,000                    $10,000
03/31/1995                     10,838                     10,707
06/30/1995                     11,021                     10,965
09/30/1995                     11,212                     11,280
12/31/1995                     11,730                     11,746
03/31/1996                     11,606                     11,604
06/30/1996                     11,626                     11,693
07/31/1996  1                  11,780                     11,799
10/31/1996                     12,043                     12,096
01/31/1997                     12,236                     12,289
04/30/1997                     12,288                     12,339
07/31/1997                     12,964                     13,009
10/31/1997                     13,024                     13,123
01/31/1998                     13,435                     13,531
04/30/1998                     13,314                     13,486
07/31/1998                     13,579                     13,788
10/31/1998                     13,882                     14,175
01/31/1999                     14,149                     14,431
04/30/1999                     14,137                     14,423
07/31/1999                     13,820                     14,185
10/31/1999                     13,279                     13,924
01/31/2000                     12,989                     13,907
04/30/2000                     13,318                     14,291
07/31/2000                     13,597                     14,796
10/31/2000                     13,819                     15,109
01/31/2001                     14,235                     15,754
04/30/2001                     14,112                     15,773
07/31/2001                     14,652                     16,287
10/31/2001                     14,798                     16,697
01/31/2002                     14,665                     16,684
04/30/2002                     14,871                     16,877
07/31/2002                     15,294                     17,380
10/31/2002                     15,286                     17,676
01/31/2003                     15,518                     17,929
04/30/2003                     15,873                     18,311
07/31/2003                     15,671                     18,007
10/31/2003                     16,354                     18,580
01/31/2004                     17,034                     19,038
04/30/2004                     16,949                     18,801
07/31/2004                     17,176                     19,048







AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  3.68%      5-Year  3.52%      10-Year  5.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from December 31 to July 31.

13 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer AMT-Free Municipals (Class C)
  Lehman Brothers Municipal Bond Index


                       Oppenheimer AMT-Free           Lehman Brothers
Date                   Municipals (Class C)         Municipal Bond Index

08/29/1995                    $10,000                    $10,000
09/30/1995                     10,097                     10,063
12/31/1995                     10,564                     10,479
03/31/1996                     10,450                     10,353
06/30/1996                     10,467                     10,432
07/31/1996  1                  10,606                     10,526
10/31/1996                     10,842                     10,791
01/31/1997                     11,015                     10,963
04/30/1997                     11,061                     11,008
07/31/1997                     11,669                     11,605
10/31/1997                     11,723                     11,708
01/31/1998                     12,093                     12,072
04/30/1998                     11,984                     12,032
07/31/1998                     12,223                     12,301
10/31/1998                     12,495                     12,647
01/31/1999                     12,736                     12,874
04/30/1999                     12,725                     12,868
07/31/1999                     12,440                     12,655
10/31/1999                     11,953                     12,423
01/31/2000                     11,692                     12,407
04/30/2000                     11,988                     12,750
07/31/2000                     12,240                     13,201
10/31/2000                     12,439                     13,480
01/31/2001                     12,798                     14,055
04/30/2001                     12,664                     14,072
07/31/2001                     13,124                     14,531
10/31/2001                     13,230                     14,896
01/31/2002                     13,071                     14,884
04/30/2002                     13,231                     15,057
07/31/2002                     13,583                     15,506
10/31/2002                     13,549                     15,770
01/31/2003                     13,726                     15,995
04/30/2003                     14,016                     16,336
07/31/2003                     13,810                     16,065
10/31/2003                     14,385                     16,576
01/31/2004                     14,956                     16,985
04/30/2004                     14,853                     16,773
07/31/2004                     15,023                     16,994




AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year 7.79%    5-Year 3.84%   Since Inception 4.67%    Inception Date 8/29/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from December 31 to July 31.

14 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



15 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


16 | OPPENHEIMER AMT-FREE MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING
                              ACCOUNT          ACCOUNT        EXPENSES PAID
                              VALUE            VALUE          DURING 6 MONTHS
                              (2/1/04)         (7/31/04)      ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,008.40       $4.69
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.19        4.72
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,004.60        8.47
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,016.41        8.52
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,004.50        8.57
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.31        8.62

Hypothetical assumes 5% annual return before expenses.
Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       0.94%
------------------------
Class B       1.70
------------------------
Class C       1.72
--------------------------------------------------------------------------------

17 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--102.9%
----------------------------------------------------------------------------------------------------------------------------
  ALABAMA--0.2%
$   15,000  AL HFA (Pelican)                                                     6.550%       03/20/2030         $    15,553
----------------------------------------------------------------------------------------------------------------------------
    15,000  Birmingham, AL Special Care Facilities Financing
            Authority (Children's Hospital of Alabama)                           5.500        06/01/2022              15,797
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Camden, AL IDB (Weyerhaeuser Company), Series A                      6.125        12/01/2024           1,046,190
----------------------------------------------------------------------------------------------------------------------------
    55,000  Cullman, AL Medical Clinic Board
            (Cullman Regional Medical Center)                                    6.500        02/15/2023              55,073
----------------------------------------------------------------------------------------------------------------------------
    25,000  Hoover, AL Mtg. (Royal Oaks)                                         6.750        10/20/2029              25,526
----------------------------------------------------------------------------------------------------------------------------
    15,000  Montgomery, AL Medical Clinic Board Health Care                      7.000        03/01/2015              15,030
----------------------------------------------------------------------------------------------------------------------------
    50,000  Oxford, AL Public Park & Recreation Board                            6.000        12/01/2021              52,743
                                                                                                                 -----------
                                                                                                                   1,225,912
----------------------------------------------------------------------------------------------------------------------------
  ALASKA--0.7%
 2,500,000  AK HFC RITES 1                                                      16.282 2      06/01/2032           2,559,650
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  AK HFC ROLs 1                                                       16.238 2      12/01/2033           1,983,840
----------------------------------------------------------------------------------------------------------------------------
    20,000  AK HFC, Series A                                                     5.875        12/01/2024              20,493
----------------------------------------------------------------------------------------------------------------------------
    75,000  AK Northern Tobacco Securitization Corp. (TASC)                      5.500        06/01/2029              60,819
                                                                                                                 -----------
                                                                                                                   4,624,802
----------------------------------------------------------------------------------------------------------------------------
  ARIZONA--4.1%
   750,000  AZ West Campus Hsg. (Arizona State University)                       6.375        07/01/2022             812,070
----------------------------------------------------------------------------------------------------------------------------
   930,950  Central AZ Irrigation & Drain District, Series A                     6.000        06/01/2013             911,223
----------------------------------------------------------------------------------------------------------------------------
   300,000  El Mirage, AZ COP                                                    6.900        08/01/2015             307,365
----------------------------------------------------------------------------------------------------------------------------
   125,000  Glendale, AZ IDA (American Graduate School)                          6.000        07/01/2017             127,019
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                     6.625        01/01/2034           1,939,280
----------------------------------------------------------------------------------------------------------------------------
 1,265,000  Maricopa County, AZ IDA
            (Horizon Community Learning Center)                                  6.375        06/01/2030           1,311,868
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750        11/01/2018           1,317,165
----------------------------------------------------------------------------------------------------------------------------
 1,210,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750        05/01/2031           1,002,267
----------------------------------------------------------------------------------------------------------------------------
 1,275,000  Maricopa County, AZ IDA (Villas at Augusta)                          6.400        10/20/2020           1,361,190
----------------------------------------------------------------------------------------------------------------------------
    50,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.250        07/01/2032              52,356
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Peoria, AZ IDA (Sierra Winds)                                        6.375        08/15/2029           2,826,960
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Phoenix, AZ IDA (Summit Apartments)                                  6.550        07/20/2037           1,047,410
----------------------------------------------------------------------------------------------------------------------------
    20,000  Phoenix, AZ IDA (Woodstone & Silver Springs)                         6.250        04/01/2023              20,170
----------------------------------------------------------------------------------------------------------------------------
   735,000  Pima County, AZ IDA (Arizona Charter School)                         6.100        07/01/2024             716,368
----------------------------------------------------------------------------------------------------------------------------
   500,000  Pima County, AZ IDA (Arizona Charter School)                         6.300        07/01/2031             492,010
----------------------------------------------------------------------------------------------------------------------------
 1,570,000  Pima County, AZ IDA (Arizona Charter School)                         6.500        07/01/2023           1,586,799
----------------------------------------------------------------------------------------------------------------------------
 1,290,000  Pima County, AZ IDA (Arizona Charter School)                         6.750        07/01/2031           1,311,620
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                      6.125        12/15/2034           1,060,323
----------------------------------------------------------------------------------------------------------------------------
 2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)               5.600        07/01/2023           2,903,180
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Verrado, AZ Community Facilities District                            6.500        07/15/2027           5,025,050
                                                                                                                 -----------
                                                                                                                  26,131,693

18 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 ARKANSAS--0.0%
$  195,000  Pine Bluff, AR IDA (Colt Industries)                                 6.500%       02/15/2009         $   193,547
----------------------------------------------------------------------------------------------------------------------------
   115,000  Pope County, AR Pollution Control
            (Arkansas Power& Light Company)                                      6.300        11/01/2020             115,078
                                                                                                                 -----------
                                                                                                                     308,625
----------------------------------------------------------------------------------------------------------------------------
  CALIFORNIA--7.6%
 2,220,000  Beaumont, CA Financing Authority, Series B                           5.875        09/01/2023           2,162,768
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  CA CDA (East Valley Tourist)                                        11.000        10/01/2020           2,001,040
----------------------------------------------------------------------------------------------------------------------------
 1,200,000  CA GO Fixed Receipts                                                 5.250        02/01/2025           1,222,836
----------------------------------------------------------------------------------------------------------------------------
 4,700,000  CA GO RITES 1                                                       15.745 2      02/01/2025           5,057,764
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  CA Golden State Tobacco Securitization Corp.                         6.625        06/01/2040             880,980
----------------------------------------------------------------------------------------------------------------------------
12,120,000  CA Golden State Tobacco Securitization Corp. (TASC)                  5.500        06/01/2043          12,161,087
----------------------------------------------------------------------------------------------------------------------------
 9,250,000  CA Statewide CDA (East Campus Apartments)                            5.625        08/01/2034           9,290,793
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  CA Statewide CDA COP
            (Cedars-Sinai Medical Center) INFLOS 1                               9.097 2      11/01/2015           1,537,065
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Los Angeles, CA Regional Airports Improvement Corp.
            (Delta Airlines)                                                     6.350        11/01/2025           2,746,760
----------------------------------------------------------------------------------------------------------------------------
 1,400,000  Novato, CA Special Tax Community Facilities District No.1            7.250        08/01/2021           1,433,110
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS                  6.368 3      07/01/2022           3,528,630
----------------------------------------------------------------------------------------------------------------------------
    50,000  Riverside, CA Unified School District Special Tax                    6.200        09/01/2030              50,051
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                6.625        03/01/2018           6,965,420
                                                                                                                 -----------
                                                                                                                  49,038,304
----------------------------------------------------------------------------------------------------------------------------
  COLORADO--1.2%
 4,860,000  Broomfield, CO Village Metropolitan District No. 2                   6.250        12/01/2032           4,749,143
----------------------------------------------------------------------------------------------------------------------------
    30,000  CO Health Facilities Authority
            (Northern Colorado Medical Center)                                   6.000        05/15/2020              30,389
----------------------------------------------------------------------------------------------------------------------------
   170,000  CO Health Facilities Authority
            (Vail Valley Medical Center)                                         6.600        01/15/2020             172,764
----------------------------------------------------------------------------------------------------------------------------
 2,270,000  CO Health Facilities Authority RITES 1                              17.282 2      03/01/2022           2,631,702
                                                                                                                 -----------
                                                                                                                   7,583,998
----------------------------------------------------------------------------------------------------------------------------
  CONNECTICUT--1.7%
    15,000  CT H&EFA (New Britain General Hospital), Series B                    6.000        07/01/2024              15,347
----------------------------------------------------------------------------------------------------------------------------
   515,000  CT H&EFA (St. Raphael Hospital)                                      6.550        07/01/2005             529,163
----------------------------------------------------------------------------------------------------------------------------
    45,000  CT H&EFA (Yale-New Haven Hospital)                                   5.700        07/01/2025              48,125
----------------------------------------------------------------------------------------------------------------------------
 9,900,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.750        09/01/2027          10,076,022
                                                                                                                 -----------
                                                                                                                  10,668,657
----------------------------------------------------------------------------------------------------------------------------
  DISTRICT OF COLUMBIA--0.4%
 2,000,000  District of Columbia Friendship Public Charter School                5.250        06/01/2033           1,908,500
----------------------------------------------------------------------------------------------------------------------------
   500,000  District of Columbia Tobacco Settlement Financing Corp.              6.750        05/15/2040             443,180
                                                                                                                 -----------
                                                                                                                   2,351,680

19 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
  FLORIDA--8.9%
$2,500,000  Capital Trust Agency, FL (American Opportunity)                      5.875%       06/01/2038         $ 2,269,650
----------------------------------------------------------------------------------------------------------------------------
 1,275,000  Capital Trust Agency, FL (River Bend Apartments)                     7.000        10/01/2034              54,188
----------------------------------------------------------------------------------------------------------------------------
 1,495,000  Citrus County, FL Hospital Board
            (Citrus Memorial Hospital)                                           6.250        08/15/2023           1,535,948
----------------------------------------------------------------------------------------------------------------------------
 2,350,000  Concorde Estates, FL Community Devel. District                       5.850        05/01/2035           2,263,873
----------------------------------------------------------------------------------------------------------------------------
    20,000  Dade County, FL Aviation (Miami International Airport)               5.600        10/01/2026              21,009
----------------------------------------------------------------------------------------------------------------------------
 2,165,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                 8.000        06/01/2022           2,201,762
----------------------------------------------------------------------------------------------------------------------------
   195,000  Dade County, FL Public Facilities
            (Jackson Memorial Hospital)                                          5.250        06/01/2023             197,336
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Double Branch, FL Special Assessment Community Devel. District       6.700        05/01/2034           2,119,120
----------------------------------------------------------------------------------------------------------------------------
   250,000  FL Gateway Services Community Devel. District
            (Sun City Center)                                                    6.500        05/01/2033             253,843
----------------------------------------------------------------------------------------------------------------------------
   750,000  FL State Board of Education GO                                       8.400        06/01/2007             833,903
----------------------------------------------------------------------------------------------------------------------------
    50,000  FL State Board of Education GO, Series C                             5.500        06/01/2021              51,715
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Heritage Harbour South, FL Community Devel. District                 6.500        05/01/2034           1,039,010
----------------------------------------------------------------------------------------------------------------------------
    75,000  Hillsborough County, FL IDA (Tampa Electric Company)                 6.250        12/01/2034              77,534
----------------------------------------------------------------------------------------------------------------------------
 1,600,000  Islands at Doral, FL Southwest Community Devel. District             6.375        05/01/2035           1,658,448
----------------------------------------------------------------------------------------------------------------------------
   125,000  Jacksonville, FL Electric Authority (St. Johns River)                5.250        10/01/2021             125,246
----------------------------------------------------------------------------------------------------------------------------
 1,875,000  Jacksonville, FL Electric Authority RITES 1                         13.748 2      10/01/2022           1,738,913
----------------------------------------------------------------------------------------------------------------------------
 4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                         6.750        10/01/2032           4,567,275
----------------------------------------------------------------------------------------------------------------------------
    85,000  Marion County, FL Hospital District
            (Munroe Regional Medical Center)                                     5.625        10/01/2024              85,874
----------------------------------------------------------------------------------------------------------------------------
 2,500,000  Midtown Miami, FL Community Devel. District
            Special Assessment                                                   6.500        05/01/2037           2,549,575
----------------------------------------------------------------------------------------------------------------------------
 8,125,000  Oakland, FL Charter School                                           6.950        12/01/2032           8,118,906
----------------------------------------------------------------------------------------------------------------------------
    30,000  Orange County, FL Health Facilities Authority
            (Orlando Regional Healthcare System)                                 6.000        11/01/2024              30,284
----------------------------------------------------------------------------------------------------------------------------
    85,000  Palm Beach County, FL Multifamily (Boynton Apartments)               8.000        01/01/2014              77,535
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Reunion East, FL Community Devel. District, Series A                 7.375        05/01/2033           6,388,620
----------------------------------------------------------------------------------------------------------------------------
   275,000  Santa Rosa Bay, FL Bridge Authority                                  6.250        07/01/2028             277,266
----------------------------------------------------------------------------------------------------------------------------
 1,280,000  South-Dade, FL Venture Community Devel. District                     6.125        05/01/2034           1,284,352
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  St. John's Forest, FL Community Devel. District, Series A            6.125        05/01/2034           2,995,560
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Stonegate, FL Community Devel. District                              6.000        05/01/2024           1,003,430
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Stonegate, FL Community Devel. District                              6.125        05/01/2034           1,003,400
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sumter Landing, FL Community Devel. District                         6.875        05/01/2023           2,055,460
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sumter Landing, FL Community Devel. District                         6.950        05/01/2033           2,051,640
----------------------------------------------------------------------------------------------------------------------------
    10,000  University of FL (University Hsg.)                                   5.500        07/01/2023              10,025
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Village Community, FL Devel. District No. 5, Series A                6.100        05/01/2034           1,013,450
----------------------------------------------------------------------------------------------------------------------------
   985,000  Village Community, FL Devel. District No. 5, Series A                6.500        05/01/2033           1,027,128


20 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 FLORIDA Continued
$5,100,000  Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)                             6.125%       10/15/2026         $ 5,213,934
----------------------------------------------------------------------------------------------------------------------------
 1,000,000   World Commerce, FL Community Devel. District  Special Assessment    6.500        05/01/2036             997,340
                                                                                                                 -----------
                                                                                                                  57,192,552
----------------------------------------------------------------------------------------------------------------------------
  GEORGIA--2.4%
 2,000,000  Atlanta, GA Devel. Authority (ADA/CAU Partners)                      6.250        07/01/2024           2,169,900
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Atlanta, GA Devel. Authority (ADA/CAU Partners)                      6.250        07/01/2036           2,125,260
----------------------------------------------------------------------------------------------------------------------------
   155,000  Burke County, GA Devel. Authority
              (Georgia Power Company)                                            5.400        05/01/2034             158,402
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Cobb County, GA Devel. Authority (Boise Cascade Corp.)               7.000        09/01/2014           3,042,510
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Fulton County, GA Residential Care Facilities
              (Canterbury Court)                                                 6.125        02/15/2034           1,972,780
----------------------------------------------------------------------------------------------------------------------------
 2,815,000  GA Municipal Electric Authority RITES 1                             21.272 2      01/01/2017           4,991,389
----------------------------------------------------------------------------------------------------------------------------
   500,000  GA Municipal Electric Authority, Series X                            6.500        01/01/2012             573,530
----------------------------------------------------------------------------------------------------------------------------
    30,000  GA Private Colleges & Universities Authority
            (Agnes Scott College)                                                5.625        06/01/2023              30,344
----------------------------------------------------------------------------------------------------------------------------
    30,000  Savannah, GA EDA (University Financing Foundation)                   6.750        11/15/2020              33,019
----------------------------------------------------------------------------------------------------------------------------
    85,000  Savannah, GA EDA (University Financing Foundation)                   6.750        11/15/2031              91,909
                                                                                                                 -----------
                                                                                                                  15,189,043
----------------------------------------------------------------------------------------------------------------------------
  HAWAII--1.5%
 5,000,000  HI Airport System RITES 1                                           10.381 2      07/01/2020           6,009,300
----------------------------------------------------------------------------------------------------------------------------
 3,700,000  HI Department of Budget & Finance Special Purpose
              (Kahala Nui)                                                       8.000        11/15/2033           3,715,096
----------------------------------------------------------------------------------------------------------------------------
    90,000  HI HF&D Corp. (Single Family Mtg.), Series B                         5.900        07/01/2027              92,090
----------------------------------------------------------------------------------------------------------------------------
    45,000  HI Hsg. Finance & Devel. Corp., Series B                             5.850        07/01/2017              46,045
                                                                                                                 -----------
                                                                                                                   9,862,531
----------------------------------------------------------------------------------------------------------------------------
  IDAHO--2.5%
    20,000  ID Hsg. Agency (Multifamily Hsg.)                                    6.700        07/01/2024              20,415
----------------------------------------------------------------------------------------------------------------------------
16,720,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)              6.000        10/01/2024          16,172,086
                                                                                                                 -----------
                                                                                                                  16,192,501
----------------------------------------------------------------------------------------------------------------------------
  ILLINOIS--6.8%
 9,000,000  Chicago, IL O'Hare International Airport
              (American Airlines)                                                8.200        12/01/2024           6,947,640
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                    6.750        06/01/2022           5,012,800
----------------------------------------------------------------------------------------------------------------------------
 2,400,000  Cook County, IL Community School District GO                         7.125        06/01/2024           2,873,664
----------------------------------------------------------------------------------------------------------------------------
   125,000  IL DFA Pollution Control
              (Central Illinois Public Service Company)                          6.375        01/01/2028             125,089
----------------------------------------------------------------------------------------------------------------------------
 1,625,000  IL EFA (Augustana College)                                           5.625        10/01/2022           1,673,636
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  IL EFA (Augustana College)                                           5.700        10/01/2032           3,027,210

21 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 ILLINOIS Continued
$5,000,000  IL Health Facilities Authority
            (Covenant Retirement Communities)                                    5.625%       12/01/2032         $ 5,169,550
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                6.000        07/01/2033           4,209,840
----------------------------------------------------------------------------------------------------------------------------
   615,000  IL Health Facilities Authority
            (Rush-Presbyterian-St. Luke's Medical Center)                        5.500        11/15/2025             628,548
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                          7.000        07/01/2017              35,243
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A           8.250        07/01/2016              36,044
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                6.125        07/01/2025              35,310
----------------------------------------------------------------------------------------------------------------------------
 2,500,000  IL Metropolitan Pier & Exposition Authority RITES 1                 15.272 2      12/15/2028           2,480,550
----------------------------------------------------------------------------------------------------------------------------
 1,525,000  Lake County, IL HFC, Series A                                        6.700        11/01/2014           1,527,242
----------------------------------------------------------------------------------------------------------------------------
 7,500,000  Regional Transportation Authority, IL, Series A                      7.200        11/01/2020           9,645,600
                                                                                                                 -----------
                                                                                                                  43,427,966
----------------------------------------------------------------------------------------------------------------------------
  INDIANA--3.2%
 5,000,000  Fort Wayne, IN Pollution Control (General Motors Corp.)              6.200        10/15/2025           5,265,900
----------------------------------------------------------------------------------------------------------------------------
    30,000  IN DFA (USX Corp.)                                                   6.150        07/15/2022              31,096
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  Indianapolis, IN Local Public Improvement  Bond Bank RITES 1        16.282 2      07/01/2033           3,540,875
----------------------------------------------------------------------------------------------------------------------------
 4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)                 7.125        07/01/2022           4,818,353
----------------------------------------------------------------------------------------------------------------------------
   185,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.100        01/01/2016             185,655
----------------------------------------------------------------------------------------------------------------------------
 6,625,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.100        01/01/2016           6,707,349
----------------------------------------------------------------------------------------------------------------------------
   125,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.625        12/01/2024             128,591
----------------------------------------------------------------------------------------------------------------------------
    15,000  Sullivan, IN Pollution Control (Hoosier Energy Corp.)                7.100        04/01/2019              15,137
                                                                                                                 -----------
                                                                                                                  20,692,956
----------------------------------------------------------------------------------------------------------------------------
  IOWA--0.0%
    25,000  IA Finance Authority (Single Family Mtg.)                            6.450        01/01/2024              25,629
----------------------------------------------------------------------------------------------------------------------------
  KENTUCKY--1.0%
 4,000,000  Ashland, KY Pollution Control (Ashland Oil)                          6.650        08/01/2009           4,108,400
----------------------------------------------------------------------------------------------------------------------------
 2,190,000  Boone County, KY Pollution Control
            (Dayton Power & Light Company)                                       6.500        11/15/2022           2,257,890
                                                                                                                 -----------
                                                                                                                   6,366,290
----------------------------------------------------------------------------------------------------------------------------
  LOUISIANA--4.8%
 5,010,000  Calcasieu Parish, LA IDB (Olin Corp.)                                6.625        02/01/2016           5,299,177
----------------------------------------------------------------------------------------------------------------------------
 3,940,000  LA HFA (VOA New Orleans Affordable Hsg. Corp.)                       6.800        05/01/2029           3,982,788
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000        09/01/2027             959,580
----------------------------------------------------------------------------------------------------------------------------
 3,500,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000        09/01/2035           3,318,630
----------------------------------------------------------------------------------------------------------------------------
   960,000  LA Local Government EF&CD (Bellemont Apartments)                     7.500        09/01/2016             938,717

22 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 LOUISIANA Continued
$2,000,000  LA Local Government EF&CD
            (Oakleigh Apartments), Series A                                      6.375%       06/01/2038         $ 2,001,320
----------------------------------------------------------------------------------------------------------------------------
 1,255,000  LA Local Government EF&CD
            (Oakleigh Apartments), Series A                                      7.500        06/01/2038           1,258,037
----------------------------------------------------------------------------------------------------------------------------
 2,100,000  LA Tobacco Settlement Financing Corp. Fixed Receipts                 5.875        05/15/2039           1,715,847
----------------------------------------------------------------------------------------------------------------------------
10,695,000  LA Tobacco Settlement Financing Corp. RITES                          9.431 2      05/15/2039           6,782,020
----------------------------------------------------------------------------------------------------------------------------
 4,250,000  West Feliciana Parish, LA Pollution Control
            (Gulf States Utilities Company)                                      9.000        05/01/2015           4,454,850
                                                                                                                 -----------
                                                                                                                  30,710,966
----------------------------------------------------------------------------------------------------------------------------
  MAINE--0.0%
    25,000  ME H&HEFA (University of New England)                                5.750        07/01/2023              25,311
----------------------------------------------------------------------------------------------------------------------------
  MARYLAND--1.6%
    15,000  Baltimore, MD City Hsg. Corp.                                        7.750        10/01/2009              15,037
----------------------------------------------------------------------------------------------------------------------------
    45,000  Baltimore, MD City Hsg. Corp., Series A                              7.250        07/01/2023              45,808
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  MD EDC Student Hsg. (Bowie State University)                         5.375        06/01/2033           4,694,350
----------------------------------------------------------------------------------------------------------------------------
 1,535,000  MD EDC Student Hsg. (Morgan State University)                        6.000        07/01/2022           1,586,469
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.625        10/01/2023           2,043,640
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.750        10/01/2033           2,028,260
----------------------------------------------------------------------------------------------------------------------------
    30,000  Prince Georges County, MD COP (Real Estate Acquisition)              6.000        09/15/2014              30,768
----------------------------------------------------------------------------------------------------------------------------
    10,000  Prince Georges County, MD Pollution Control
            (Potomac Electric Power Company)                                     6.000        09/01/2022              10,009
----------------------------------------------------------------------------------------------------------------------------
    65,000  Prince Georges County, MD Pollution Control
            (Potomac Electric Power Company)                                     6.375        01/15/2023              65,592
                                                                                                                 -----------
                                                                                                                  10,519,933
----------------------------------------------------------------------------------------------------------------------------
  MASSACHUSETTS--1.3%
   800,000  MA DFA (Eastern Nazarene College)                                    5.625        04/01/2019             722,800
 ----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MA DFA (Eastern Nazarene College)                                    5.625        04/01/2029           1,696,420
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA DFA (Pharmacy & Allied Health Sciences)                           5.750        07/01/2033           1,016,040
----------------------------------------------------------------------------------------------------------------------------
   500,000  MA DFA (Western New England College)                                 5.875        12/01/2022             517,010
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA DFA (Western New England College)                                 6.125        12/01/2032           1,032,170
----------------------------------------------------------------------------------------------------------------------------
    40,000  MA H&EFA (Lahey Clinic Medical Center)                               5.375        07/01/2023              40,479
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA H&EFA (Mt. Auburn Hospital)                                       6.250        08/15/2014           1,023,770
----------------------------------------------------------------------------------------------------------------------------
    90,000  MA H&EFA (Schepens Eye Research Institute)                           6.500        07/01/2028              95,699
----------------------------------------------------------------------------------------------------------------------------
 1,892,563  MA IFA (Bradford College)                                            5.250        11/01/2018           1,708,038
----------------------------------------------------------------------------------------------------------------------------
   100,000  MA IFA (Cambridge Friends School)                                    5.800        09/01/2028              95,565
----------------------------------------------------------------------------------------------------------------------------
    50,000  MA IFA (General Motors Corp.)                                        5.550        04/01/2009              50,065
----------------------------------------------------------------------------------------------------------------------------
   120,000  St. Alfios, MA Hsg. Corp. (Section 8)                                8.200        02/01/2024             124,033
                                                                                                                 -----------
                                                                                                                   8,122,089


23 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--0.6%
$3,035,000  Detroit, MI GO                                                       6.000%       04/01/2017         $ 3,434,315
----------------------------------------------------------------------------------------------------------------------------
    70,000  Dickinson County, MI EDC (Champion International Corp.)              5.850        10/01/2018              71,435
----------------------------------------------------------------------------------------------------------------------------
    25,000  Galesburg-Augusta, MI Community Schools GO                           5.500        05/01/2030              26,082
----------------------------------------------------------------------------------------------------------------------------
    25,000  MI COP                                                               5.500        06/01/2027              26,157
----------------------------------------------------------------------------------------------------------------------------
    50,000  MI Hsg. Devel. Authority (Charter Square)                            5.500        01/15/2021              50,637
----------------------------------------------------------------------------------------------------------------------------
    10,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A               6.600        06/01/2022              10,102
                                                                                                                 -----------
                                                                                                                   3,618,728
----------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--3.0%
    75,000  Bass Brook, MN Pollution Control
            (Minnesota Power& Light Company)                                     6.000        07/01/2022              75,224
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  International Falls, MN Environmental Facilities
            (Boise Cascade Corp.)                                                7.200        10/01/2024           3,035,070
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                    5.750        03/01/2027             952,180
----------------------------------------------------------------------------------------------------------------------------
    40,000  MN HFA (Single Family Mtg.), Series I                                6.250        01/01/2015              40,278
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)               7.000        03/01/2029           6,858,810
----------------------------------------------------------------------------------------------------------------------------
 8,320,000  Washington County, MN Hsg. &
            Redevel. Authority (Seasons Villas)                                  6.950        12/01/2023           8,422,586
                                                                                                                 -----------
                                                                                                                  19,384,148
----------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.0%
  105,000  MS BFC (System Energy Resources)                                      5.875        04/01/2022             105,324
----------------------------------------------------------------------------------------------------------------------------
   25,000  MS BFC (System Energy Resources)                                      5.900        05/01/2022              25,214
                                                                                                                 -----------
                                                                                                                     130,538
----------------------------------------------------------------------------------------------------------------------------
 MISSOURI--4.0%
10,280,678  Hanley/Eager Rd., MO Transportation Devel. District, Series A        0.000 4      12/01/2033           2,362,911
----------------------------------------------------------------------------------------------------------------------------
13,500,000  Hazelwood, MO Transportation Devel. District
            (370/Missouri Bottom Road/Tausig Road)                               7.200        05/01/2033          13,980,195
----------------------------------------------------------------------------------------------------------------------------
 9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                  7.000        08/15/2032           9,357,300
                                                                                                                 -----------
                                                                                                                  25,700,406
----------------------------------------------------------------------------------------------------------------------------
 NEVADA--1.8%
 5,220,000  Clark County, NV Economic Devel.
            (Alexander Dawson School at Rainbow Mountain)                        5.375        05/15/2033           5,208,151
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Las Vegas, NV Paiute Tribe, Series A                                 6.625        11/01/2017           6,524,820
                                                                                                                 -----------
                                                                                                                  11,732,971
----------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--2.4%
   495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   0.000 4      01/01/2023             158,761
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  NH H&EFA (Catholic Medical Center)                                   6.125        07/01/2032           1,008,070
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  NH H&EFA (Franklin Pierce College)                                   6.050        10/01/2034           4,176,560
----------------------------------------------------------------------------------------------------------------------------
 1,980,000  NH H&EFA (Portsmouth Christian Academy)                              5.750        07/01/2023           2,043,994


24 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE Continued
$6,115,000  NH H&EFA (Portsmouth Christian Academy)                              5.850%       07/01/2033         $ 6,182,387
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  NH H&EFA (Southern New Hampshire University)                         5.200        01/01/2024             977,020
----------------------------------------------------------------------------------------------------------------------------
    40,000  NH HE&HFA (New Hampshire College)                                    6.375        01/01/2027              40,272
----------------------------------------------------------------------------------------------------------------------------
   500,000  NH Turnpike System, Series A                                         6.750        11/01/2011             558,685
                                                                                                                 -----------
                                                                                                                  15,145,749
----------------------------------------------------------------------------------------------------------------------------
  NEW JERSEY--3.7%
    35,000  NJ EFA (Fairleigh Dickinson University), Series C                    6.625        07/01/2023              35,776
----------------------------------------------------------------------------------------------------------------------------
 7,480,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.000        06/01/2037           5,991,704
----------------------------------------------------------------------------------------------------------------------------
 9,800,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.125        06/01/2042           7,874,398
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.250        06/01/2043           5,725,720
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  NJ Transit Corp. ROLs, Series 15 1                                  11.074 2      09/15/2015           4,157,985
                                                                                                                 -----------
                                                                                                                  23,785,583
----------------------------------------------------------------------------------------------------------------------------
  NEW MEXICO--3.2%
 7,895,000  Eldorado, NM Area Water & Sanitation District                        6.000        02/01/2023           7,735,363
----------------------------------------------------------------------------------------------------------------------------
    25,000  Farmington, NM Pollution Control
            (Public Service Company of New Mexico)                               6.300        12/01/2016              26,186
----------------------------------------------------------------------------------------------------------------------------
   350,000  Farmington, NM Pollution Control
            (Southern California Edison Company)                                 5.875        06/01/2023             354,501
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Lordburg, NM Pollution Control (Phelps Dodge Corp.)                  6.500        04/01/2013           6,054,900
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  NM Hsg. Authority (Villa Del Oso Apartments)                         6.250        01/01/2031           2,926,020
----------------------------------------------------------------------------------------------------------------------------
 1,285,000  NM Hsg. Authority (Villa Del Oso Apartments)                         7.500        01/01/2038           1,240,025
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sandoval County, NM (Santa Ana Pueblo)                               7.750        07/01/2015           2,011,620
----------------------------------------------------------------------------------------------------------------------------
   125,000  Santa Fe, NM Educational Facilities (College of Santa Fe)            5.875        10/01/2021             126,065
                                                                                                                 -----------
                                                                                                                  20,474,680
----------------------------------------------------------------------------------------------------------------------------
  NEW YORK--0.0%
    50,000  NYC GO RIBS                                                          9.914 2      08/27/2015              50,973
----------------------------------------------------------------------------------------------------------------------------
  NORTH CAROLINA--0.3%
    95,000  Charlotte, NC Mtg. (Tryon Hills Associate)                           5.875        01/01/2025              97,399
----------------------------------------------------------------------------------------------------------------------------
 1,155,000  Kinston, NC Hsg. Authority (Kinston Towers)                          6.750        12/01/2018           1,187,952
----------------------------------------------------------------------------------------------------------------------------
   140,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2017             140,375
----------------------------------------------------------------------------------------------------------------------------
   225,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2021             225,074
----------------------------------------------------------------------------------------------------------------------------
   455,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2021             456,115
----------------------------------------------------------------------------------------------------------------------------
    20,000  NC Eastern Municipal Power Agency, Series B                          6.250        01/01/2023              20,270
----------------------------------------------------------------------------------------------------------------------------
    50,000  NC HFA (Multifamily Hsg.)                                            5.450        09/01/2024              50,413
                                                                                                                 -----------
                                                                                                                   2,177,598


25 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 OHIO--3.1%
$  440,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
            (Ambleside Apartments)                                               7.000%       06/01/2018         $   463,439
----------------------------------------------------------------------------------------------------------------------------
12,000,000  Coshocton County, OH Solid Waste Disposal
            (Stone Container Corp.)                                              7.875        08/01/2013          12,132,960
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Greene County, OH University Hsg.
            (Central State University)                                           5.625        09/01/2032           1,507,005
----------------------------------------------------------------------------------------------------------------------------
    25,000  OH Air Quality Devel. Authority
            (Dayton Power & Light Company)                                       6.100        09/01/2030              26,504
----------------------------------------------------------------------------------------------------------------------------
   180,000  OH Air Quality Devel. Authority
            (Dayton Power & Light Company)                                       6.400        08/15/2027             180,139
----------------------------------------------------------------------------------------------------------------------------
    40,000  OH Air Quality Devel. Authority (Ohio Edison Company)                5.950        05/15/2029              39,612
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  OH Water Devel. Authority
            (Cleveland Electric Illuminating Company)                            7.700        08/01/2025           3,200,220
----------------------------------------------------------------------------------------------------------------------------
    70,000  OH Water Devel. Authority
            (Dayton Power & Light Company)                                       6.400        08/15/2027              71,621
----------------------------------------------------------------------------------------------------------------------------
   500,000  Port of Greater Cincinnati, OH
            (Public Parking Infrastructure)                                      6.300        02/15/2024             500,590
----------------------------------------------------------------------------------------------------------------------------
 1,235,000  Port of Greater Cincinnati, OH
            (Public Parking Infrastructure)                                      6.400        02/15/2034           1,237,050
----------------------------------------------------------------------------------------------------------------------------
   450,000  Streetsboro, OH City School District GO                              7.125        12/01/2010             514,962
                                                                                                                 -----------
                                                                                                                  19,874,102
 ---------------------------------------------------------------------------------------------------------------------------
  OKLAHOMA--0.8%
 6,960,000  Tulsa, OK Municipal Airport Trust (American Airlines)                6.250        06/01/2020           5,222,506
 ---------------------------------------------------------------------------------------------------------------------------
  OREGON--0.0%
    55,000  OR Hsg. & Community Services (Single Family Mtg.)                    6.400        07/01/2018              56,147
 ---------------------------------------------------------------------------------------------------------------------------
  PENNSYLVANIA--4.9%
 8,200,000  Allegheny County, PA HDA
            (West Penn Allegheny Health System)                                  9.250        11/15/2030           9,201,466
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Beaver County, PA IDA
            (Cleveland Electric Illuminating Company)                            7.750        07/15/2025           5,343,600
----------------------------------------------------------------------------------------------------------------------------
    25,000  Beaver County, PA IDA (Toledo Edison Company)                        7.750        05/01/2020              26,946
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.750        07/01/2034           1,507,965
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Cumberland County, PA Municipal Authority
            (Wesley Affiliated Services)                                         7.250        01/01/2035           6,019,740
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Northumberland County, PA IDA (NHS Youth Services)                   7.750        02/15/2029           3,943,680
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA H&HEFA
            (Centralized Comprehensive Human Services)                           7.250        01/01/2021           1,026,220
----------------------------------------------------------------------------------------------------------------------------
 1,200,000  Philadelphia, PA H&HEFA
            (Temple University Children's Medical Center)                        5.625        06/15/2019           1,171,008
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA IDA (Baptist Home of Philadelphia)                  5.500        11/15/2018             962,110
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA Redevel. Authority
            (Beech Student Hsg. Complex), Series A                               5.625        07/01/2023           1,023,220



26 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
$1,500,000  Philadelphia, PA Redevel. Authority
            (Beech Student Hsg. Complex), Series A                               5.625%       07/01/2028         $ 1,511,595
                                                                                                                 -----------
                                                                                                                  31,737,550
----------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--0.3%
    50,000  Providence, RI HDC (Barbara Jordan Apartments)                       6.750        07/01/2025              51,058
----------------------------------------------------------------------------------------------------------------------------
    40,000  RI Hsg. & Mtg. Finance Corp.
            (Homeownership Opportunity)                                          6.500        04/01/2027              40,082
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Tiverton, RI Special Obligation Tax
            (Mount Hope Bay Village)                                             6.875        05/01/2022           1,554,750
                                                                                                                 -----------
                                                                                                                   1,645,890
----------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--0.5%
    55,000  Charleston County, SC COP                                            5.500        12/01/2020              56,905
----------------------------------------------------------------------------------------------------------------------------
   300,000  Piedmont, SC Municipal Power Agency                                  5.750        01/01/2024             300,024
----------------------------------------------------------------------------------------------------------------------------
    35,000  Piedmont, SC Municipal Power Agency                                  6.600        01/01/2021              35,427
----------------------------------------------------------------------------------------------------------------------------
   500,000  SC Connector 2000 Association Toll Road, Series B                    0.000 4      01/01/2021             170,795
----------------------------------------------------------------------------------------------------------------------------
10,355,000  SC Connector 2000 Association Toll Road, Series B                    0.000 4      01/01/2026           2,582,330
                                                                                                                 -----------
                                                                                                                   3,145,481
----------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--2.0%
 6,000,000  SD Educational Enhancement Funding Corp. Tobacco Settlement          6.500        06/01/2032           5,218,020
----------------------------------------------------------------------------------------------------------------------------
 7,500,000  Sioux Falls, SD Health Facilities
            (Rummel Memorial Home)                                               6.750        11/15/2033           7,541,475
                                                                                                                 -----------
                                                                                                                  12,759,495
----------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.8%
 3,500,000  Bradley County, TN IDB (Olin Corp.)                                  6.625        11/01/2017           3,723,825
----------------------------------------------------------------------------------------------------------------------------
   100,000  Hamilton County, TN IDB (Park at 58)                                 6.700        03/01/2021              85,596
----------------------------------------------------------------------------------------------------------------------------
    40,000  Memphis, TN HE&HF (Multifamily)                                      6.450        04/01/2026              40,866
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Shelby County, TN HE&HF
            (Cornerstone-Cameron & Stonegate)                                    6.000        07/01/2028           1,272,645
----------------------------------------------------------------------------------------------------------------------------
   195,000  Springfield, TN HDC (Multifamily Hsg.)                               6.100        07/15/2022             195,166
                                                                                                                 -----------
                                                                                                                   5,318,098
----------------------------------------------------------------------------------------------------------------------------
 TEXAS--12.9%
    15,000  Argyle, TX Independent School District GO                            5.500        08/15/2026              15,736
----------------------------------------------------------------------------------------------------------------------------
 8,250,000  Austin, TX Convention Enterprises (Convention Center)                5.750        01/01/2032           7,971,563
----------------------------------------------------------------------------------------------------------------------------
   200,000  Bexar County, TX HFC
            (American Opportunity Hsg.--Nob Hill Apartments)                     6.000        06/01/2031             201,316
----------------------------------------------------------------------------------------------------------------------------
10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                     6.750        12/01/2037          10,147,950
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Bexar County, TX HFC
            (The Army Retirement Residence Foundation)                           6.300        07/01/2032           1,030,800
----------------------------------------------------------------------------------------------------------------------------
    75,000  Dallas, TX Hsg. Corp. (Cedar Glen Apartments)                        7.750        12/01/2009              75,975



27 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 TEXAS Continued
$  500,000  Dallas, TX Hsg. Corp. (Section 8)                                    7.850%       08/01/2013         $   504,500
----------------------------------------------------------------------------------------------------------------------------
   230,000  El Paso County, TX HFC (American Village
            Communities), Series A                                               6.250        12/01/2020             236,744
----------------------------------------------------------------------------------------------------------------------------
   285,000  El Paso County, TX HFC (El Paso American Hsg.
            Foundation), Series A                                                6.375        12/01/2032             290,871
----------------------------------------------------------------------------------------------------------------------------
   570,000  Garza County, TX Public Facility Corp.                               7.500        10/01/2019             614,033
----------------------------------------------------------------------------------------------------------------------------
   195,000  Harris County, TX IDC (GATX Terminals Corp.)                         6.625        02/01/2024             198,479
----------------------------------------------------------------------------------------------------------------------------
 3,730,000  Harris County, TX Toll Road RITES 1                                 16.782 2      08/15/2024           4,494,501
----------------------------------------------------------------------------------------------------------------------------
   165,000  Keller, TX Independent School District GO                            5.400        08/15/2023             172,796
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Lewisville, TX GO                                                    6.125        09/01/2029           3,136,410
----------------------------------------------------------------------------------------------------------------------------
20,350,000  Matagorda County, TX Navigation District
            (Centerpoint Energy)                                                 8.000        05/01/2029          22,425,293
----------------------------------------------------------------------------------------------------------------------------
   270,000  Matagorda County, TX Navigation District
            (Central Power & Light Company)                                      6.000        07/01/2028             270,343
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.000        11/15/2010           1,133,594
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.250        11/15/2019           2,056,560
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.500        11/15/2029           3,094,230
----------------------------------------------------------------------------------------------------------------------------
 1,330,000  Panhandle, TX HFA (Amarillo Affordable Hsg.)                         6.750        03/01/2031           1,399,493
----------------------------------------------------------------------------------------------------------------------------
 1,680,000  Retama, TX Devel. Corp. (Retama Racetrack)                          10.000        12/15/2019           2,653,073
----------------------------------------------------------------------------------------------------------------------------
10,650,000  Sabine River Authority, TX Pollution Control
            (TXU Energy Company)                                                 5.500        05/01/2022          11,227,869
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Sabine River Authority, TX Pollution Control
            (TXU Energy Company)                                                 6.150        08/01/2022           4,157,440
----------------------------------------------------------------------------------------------------------------------------
   445,000  TX Affordable Hsg. Corp.
            (Ashton Place & Woodstock Apartments)                                6.300        08/01/2033             407,317
----------------------------------------------------------------------------------------------------------------------------
   455,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.625        03/01/2020             481,031
----------------------------------------------------------------------------------------------------------------------------
    25,000  Westador, TX Municipal Utility District GO                           6.875        03/01/2009              25,504
----------------------------------------------------------------------------------------------------------------------------
 4,840,000  Wichita County, TX HFDC
            (Wichita Falls Retirement Foundation)                                6.250        01/01/2028           4,717,838
----------------------------------------------------------------------------------------------------------------------------
    10,000  Wood Glen, TX HFC (Copperwood II), Series C                          7.650        07/01/2023              10,193
                                                                                                                 -----------
                                                                                                                  83,151,452
----------------------------------------------------------------------------------------------------------------------------
  U.S. POSSESSIONS--0.3%
 1,500,000  Puerto Rico Municipal Finance Agency RITES 1                         10.008 2      08/01/2015           1,906,905
----------------------------------------------------------------------------------------------------------------------------
  UTAH--0.3%
    70,000  Emery County, UT Pollution Control (Pacificorp)                      5.650        11/01/2023              71,583
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Murray City, UT Hospital RITES 1                                    15.282 2      05/15/2022           2,055,280
                                                                                                                 -----------
                                                                                                                   2,126,863
----------------------------------------------------------------------------------------------------------------------------
  VERMONT--0.1%
   225,000  VT EDA (Wake Robin Corp.)                                            6.000        03/01/2022             233,649
----------------------------------------------------------------------------------------------------------------------------
   130,000  VT EDA (Wake Robin Corp.)                                            6.300        03/01/2033             134,904
                                                                                                                 -----------
                                                                                                                     368,553


28 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--4.4%
$1,170,000  Hopewell, VA IDA (Stone Container Corp.)                             8.250%       05/01/2010         $ 1,184,204
----------------------------------------------------------------------------------------------------------------------------
 8,610,000  Hopewell, VA IDA (Stone Container Corp.)                             8.250        06/01/2016           8,720,122
----------------------------------------------------------------------------------------------------------------------------
   315,000  Norton, VA IDA (Norton Community Hospital)                           6.000        12/01/2022             331,752
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2008           1,909,230
----------------------------------------------------------------------------------------------------------------------------
 3,100,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2009           1,764,148
----------------------------------------------------------------------------------------------------------------------------
    35,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2015              18,027
----------------------------------------------------------------------------------------------------------------------------
 2,715,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2017           1,171,468
----------------------------------------------------------------------------------------------------------------------------
 4,485,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2018           1,814,407
----------------------------------------------------------------------------------------------------------------------------
 3,155,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2020           1,130,720
----------------------------------------------------------------------------------------------------------------------------
13,805,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2021           4,757,479
----------------------------------------------------------------------------------------------------------------------------
11,880,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2022           3,746,477
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.000        08/15/2011             953,150
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.250        08/15/2008           1,089,814
----------------------------------------------------------------------------------------------------------------------------
    25,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.500        08/15/2028              23,570
                                                                                                                 -----------
                                                                                                                  28,614,568
----------------------------------------------------------------------------------------------------------------------------
  WASHINGTON--1.5%
 2,500,000  King County, WA Sewer RITES 1                                       15.782 2      01/01/2024           2,724,300
----------------------------------------------------------------------------------------------------------------------------
   100,000  Port Camas, WA Public Industrial Corp.
            (James River Corp. of VA)                                            6.700        04/01/2023             100,461
----------------------------------------------------------------------------------------------------------------------------
    20,000  Port of Seattle, WA, Series A                                        5.500        09/01/2021              21,172
----------------------------------------------------------------------------------------------------------------------------
 2,200,000  Vancouver, WA Downtown Redevel. Authority
            (Conference Center)                                                  5.250        01/01/2034           2,101,660
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  Vancouver, WA Downtown Redevel. Authority
            (Conference Center)                                                  6.000        01/01/2034           3,353,578
----------------------------------------------------------------------------------------------------------------------------
 1,350,000  WA Hsg. Finance Commission (Nickerson Area Properties)               5.300        01/01/2028           1,284,782
                                                                                                                 -----------
                                                                                                                   9,585,953
----------------------------------------------------------------------------------------------------------------------------
  WEST VIRGINIA--0.6%
   350,000  Kanawha County, WV Commercial Devel. (Kroger Company)                8.000        10/01/2011             363,230
----------------------------------------------------------------------------------------------------------------------------
 1,540,000  West Liberty State College, WV, Series A                             6.000        06/01/2023           1,540,370
----------------------------------------------------------------------------------------------------------------------------
 1,695,000  West Liberty State College, WV, Series A                             6.125        06/01/2028           1,698,271
                                                                                                                 -----------
                                                                                                                   3,601,871

29 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--0.7%
$  130,000  WI H&EDA, Series A                                                   6.850%       11/01/2012        $    130,208
----------------------------------------------------------------------------------------------------------------------------
 2,275,000  WI H&EFA (Hess Memorial Hospital Association)                        7.875        11/01/2022           2,452,392
----------------------------------------------------------------------------------------------------------------------------
 1,075,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                            5.600        08/15/2023           1,061,960
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                            5.750        08/15/2026             978,590
                                                                                                                ------------
                                                                                                                   4,623,150
----------------------------------------------------------------------------------------------------------------------------
 WYOMING--0.8%
 5,000,000  Sweetwater County, WY Pollution Control
            (Idaho Power Company)                                                6.050        07/15/2026           5,269,550
----------------------------------------------------------------------------------------------------------------------------
    10,000  Weston County, WY Pollution Control (Black Hills Corp.)              6.700        06/01/2010              10,018
                                                                                                                ------------
                                                                                                                   5,279,568

----------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $650,309,789)--102.9%                                                         661,480,964
----------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(2.9)                                                                    (18,507,504)
                                                                                                                ------------
 NET ASSETS--100.0%                                                                                             $642,973,460
                                                                                                                ============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents a zero coupon bond.


30 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Development Authority
BFC      Business Finance Corp.
CAU      Clark Atlanta University
CDA      Communities Development Authority
COP      Certificates of Participation
DFA      Development Finance Authority
EDA      Economic Development Authority
EDC      Economic Development Corporation
EF&CD    Environmental Facilities and Community Development
EFA      Educational Facilities Authority
FHA      Federal Housing Agency
GO       General Obligation
H&EDA    Housing and Economic Development Authority
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&HF    Higher Educational and Housing Facilities
HE&HFA   Higher Education and Health Facilities Authority
HF&D     Housing Finance and Development
HFA      Housing Finance Agency/Authority
HFC      Housing Finance Corp.
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IFA      Interim Finance Authority
INFLOS   Inverse Floating Rate Securities
MHCC     Masonic Health Care Center
MVS      Masonic Village on the Square
NYC      New York City
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SAVRS    Select Auction Variable Rate Securities
TASC     Tobacco Settlement Asset-Backed Bonds
WMA      Wisconsin Masonic Home



--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:
 RATING                                                                 PERCENT
--------------------------------------------------------------------------------
 AAA                                                                      10.2%
 AA                                                                        1.6
 A                                                                        20.8
 BBB                                                                      42.6
 BB                                                                        1.6
 B                                                                         2.7
 CCC                                                                       1.5
 Not Rated                                                                19.0
                                                                         -----
 Total                                                                   100.0%
                                                                         =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



31 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $650,309,789)--see accompanying statement of investments    $   661,480,964
---------------------------------------------------------------------------------------------------------
 Cash                                                                                            771,269
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                     11,149,661
 Investments sold                                                                              2,149,337
 Shares of beneficial interest sold                                                              669,920
 Other                                                                                            18,127
                                                                                         ----------------
 Total assets                                                                                676,239,278

---------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                               31,800,000
 Shares of beneficial interest redeemed                                                          639,929
 Dividends                                                                                       426,570
 Trustees' compensation                                                                          137,846
 Distribution and service plan fees                                                              127,010
 Shareholder communications                                                                       56,557
 Transfer and shareholder servicing agent fees                                                    35,588
 Other                                                                                            42,318
                                                                                         ----------------
 Total liabilities                                                                            33,265,818


---------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $   642,973,460
                                                                                         ================

---------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                              $        67,491
---------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  644,802,621
---------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                             4,994,454
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                (18,062,281)
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                   11,171,175
                                                                                         ----------------
 NET ASSETS                                                                              $   642,973,460
                                                                                         ================


32 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $568,156,216 and 59,614,723 shares of beneficial interest outstanding)                   $ 9.53
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                          $10.01
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,024,416
 and 4,950,249 shares of beneficial interest outstanding)                                 $ 9.50
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,792,828
 and 2,926,040 shares of beneficial interest outstanding)                                 $ 9.50



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


33 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                $  46,057,838

------------------------------------------------------------------------
 EXPENSES

 Management fees                                             3,424,188
------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                     1,310,838
 Class B                                                       559,400
 Class C                                                       258,199
------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                       380,881
 Class B                                                        36,908
 Class C                                                        20,094
------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                        16,927
 Class B                                                           513
 Class C                                                           864
------------------------------------------------------------------------
 Interest expense                                              463,796
------------------------------------------------------------------------
 Custodian fees and expenses                                    41,319
------------------------------------------------------------------------
 Trustees' compensation                                         33,052
------------------------------------------------------------------------
 Other                                                          81,905
                                                           -------------
 Total expenses                                              6,628,884
 Less reduction to custodian expenses                           (2,564)
 Less payments and waivers of expenses                         (60,915)
                                                           -------------
 Net expenses                                                6,565,405

------------------------------------------------------------------------
 NET INVESTMENT INCOME                                      39,492,433

------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                            6,203,618
------------------------------------------------------------------------
 Net change in unrealized appreciation on investments       12,342,456


------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $58,038,507
                                                           =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                                 2004            2003
--------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                     $   39,492,433   $   37,698,893
--------------------------------------------------------------------------------------------
 Net realized gain                                              6,203,618       12,591,647
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)          12,342,456      (34,457,664)
                                                             -------------------------------
 Net increase in net assets resulting from operations          58,038,507       15,832,876

--------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                      (31,442,955)     (31,620,780)
 Class B                                                       (2,674,280)      (3,245,063)
 Class C                                                       (1,232,388)      (1,069,217)

--------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                       (4,849,786)       1,779,720
 Class B                                                      (18,310,245)      (7,142,459)
 Class C                                                        3,484,973        3,757,431

--------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                      3,013,826      (21,707,492)
--------------------------------------------------------------------------------------------
 Beginning of period                                          639,959,634      661,667,126
                                                             -------------------------------
 End of period (including accumulated net investment income
 of $4,994,454 and $851,644, respectively)                   $642,973,460     $639,959,634
                                                             ===============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.19        $ 9.48       $ 9.57       $ 9.35       $10.02
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .59           .57          .50          .52          .52
 Net realized and unrealized gain (loss)                .28          (.32)        (.10)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .87           .25          .40          .74         (.09)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.53)         (.54)        (.49)        (.52)        (.52)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.53)         (.54)        (.49)        (.52)        (.58)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.53         $9.19        $9.48        $9.57        $9.35
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    9.60%         2.46%        4.39%        8.03%       (0.85)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)          $568,156      $553,344     $568,935     $584,325     $482,152
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $567,291      $569,881     $568,951     $531,286     $515,007
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 6.18%         5.82%        5.35%        5.38%        5.54%
 Total expenses                                        0.92%         0.93%        0.88%        0.85% 3      0.90% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    0.88%        0.85% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



36 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.17        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .52           .49          .43          .45          .43
 Net realized and unrealized gain (loss)                .27          (.31)        (.11)         .21         (.60)
                                                     -------------------------------------------------------------
 Total from investment operations                       .79           .18          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.17        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.68%         1.80%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $47,024       $63,104      $72,241      $76,880      $57,204
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $55,864       $67,721      $73,571      $65,563      $70,072
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.42%         5.04%        4.58%        4.60%        4.75%
 Total expenses                                        1.69%         1.69%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.64%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C YEAR ENDED JULY 31,                            2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.16        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .51           .49          .43          .44          .44
 Net realized and unrealized gain (loss)                .29          (.32)        (.11)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .80           .17          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.16        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.79%         1.67%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $27,793       $23,511      $20,491      $17,134      $12,173
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $25,810       $22,345      $17,776      $14,506      $14,497
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.39%         5.04%        4.57%        4.60%        4.76%
 Total expenses                                        1.70%         1.71%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.66%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


38 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer AMT-Free Municipals (the Fund), formerly Oppenheimer Municipal Bond Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked"prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


39 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $54,703,012 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 16.97% of the Fund's total assets as of July 31, 2004.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                      NET UNREALIZED
                                                                        APPRECIATION
                                                                    BASED ON COST OF
                                                                      SECURITIES AND
         UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED      OTHER INVESTMENTS
         NET INVESTMENT       LONG-TERM                  LOSS     FOR FEDERAL INCOME
         INCOME                    GAIN    CARRYFORWARD 1,2,3           TAX PURPOSES
         ----------------------------------------------------------------------------
         $5,569,930                 $--           $20,094,844            $11,131,608

 1. As of July 31, 2004, the Fund had $20,094,844 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -----------------------
                              2008       $ 2,051,495
                              2009           506,572
                              2010        17,536,777
                                         -----------
                              Total      $20,094,844
                                         ===========

 2. During the fiscal year ended July 31, 2004, the Fund utilized $6,159,705 of capital loss carryforward to offset capital gains realized in that fiscal year.
 3. During the fiscal year ended July 31, 2003, the Fund utilized $6,676,926 of capital loss carryforward to offset capital gains realized in that fiscal year.


40 | OPPENHEIMER AMT-FREE MUNICIPALS

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:
                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
                 -------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends  $35,349,623     $35,935,060

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities     $650,349,356
                                                    ============
                 Gross unrealized appreciation      $ 22,359,733
                 Gross unrealized depreciation       (11,228,125)
                                                    ------------
                 Net unrealized appreciation        $ 11,131,608
                                                    ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $14,112 and payments of $10,506 were made to retired trustees, resulting in an accumulated liability of $120,397 as of July 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


41 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2004        YEAR ENDED JULY 31, 2003
                                SHARES             AMOUNT       SHARES             AMOUNT
-------------------------------------------------------------------------------------------
 CLASS A
 Sold                        8,210,670       $ 78,148,633   11,586,716       $109,478,974
 Dividends and/or
 distributions reinvested    2,229,147         21,257,888    2,319,533         21,918,195
 Redeemed                  (11,015,574)      (104,256,307) (13,735,304)      (129,617,449)
                           ---------------------------------------------------------------
 Net increase (decrease)      (575,757)      $ (4,849,786)     170,945       $  1,779,720
                           ===============================================================

-------------------------------------------------------------------------------------------
 CLASS B
 Sold                          723,519       $  6,876,990   1,338,544        $ 12,604,309
 Dividends and/or
 distributions reinvested      164,028          1,558,967      204,561          1,927,009
 Redeemed                   (2,822,542)       (26,746,202)  (2,301,079)       (21,673,777)
                           ---------------------------------------------------------------
 Net decrease               (1,934,995)      $(18,310,245)    (757,974)      $ (7,142,459)
                           ===============================================================

-------------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,005,569$         9,584,113   1,064,274        $ 10,051,076
 Dividends and/or
 distributions reinvested       94,290            896,886       85,145            802,033
 Redeemed                     (739,420)        (6,996,026)    (752,029)        (7,095,678)
                           ---------------------------------------------------------------
 Net increase                  360,439       $  3,484,973      397,390       $  3,757,431
                           ===============================================================


42 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $191,682,20 and $187,948,239, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $436,049 to OFS for services to the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $1,603,450 and $575,897, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


43 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B        CLASS C
                        CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED       DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2004         $163,540         $15,551        $145,732        $10,427

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. As a result of this agreement the Fund was reimbursed $53,402 for the year ended July 31, 2004. The foregoing waiver may be amended or withdrawn by the Manager at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $7,174, $205 and $134 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $54,652,039, which represents 8.50% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one-third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which


44 | OPPENHEIMER AMT-FREE MUNICIPALS
 permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $31,800,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $23,270,854 at an average daily interest rate of 1.78%. The Fund had gross borrowings and gross loan repayments of $218,700,000 and $222,000,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $52,700,000. The Fund paid commitment fees of $5,394 and interest of $456,363 during the year ended July 31, 2004.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.



45 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, formerly Oppenheimer Municipal Bond Fund, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.





 KPMG LLP

 Denver, Colorado
 August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004



46 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding any taxable dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


47  |  OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE          BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                           THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                              CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                      OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                   Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board                 2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);             (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)                  (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                               Oversees 25 portfolios in the OppenheimerFunds


ROBERT G. GALLI,                      A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1993)                  OppenheimerFunds complex.
Age: 71


PHILLIP A. GRIFFITHS,                 A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                  director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                               Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                      Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                      Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                      New York Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.


JOEL W. MOTLEY,                       Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)                  financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                               (privately-held financial adviser). Formerly a Managing Director of Carmona
                                      Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                      2001). Oversees 25 portfolios in the OppenheimerFunds complex.


KENNETH A. RANDALL,                   A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1987)                  holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                               investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                                      (international economic and business research) and a director of Lumbermens
                                      Mutual Casualty Company, American Motorists Insurance Company and American
                                      Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                                      OppenheimerFunds complex.


EDWARD V. REGAN,                      President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)                  director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                               and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                      Chairman of Municipal Assistance Corporation for the City of New York, New York
                                      State Comptroller and Trustee of New York State and Local Retirement Fund.
                                      Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,             Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                  governance consulting and executive recruiting); a Life Trustee of International
Age: 72                               House (non-profit educational organization); a former trustee of The Historical
                                      Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.


48 | OPPENHEIMER AMT-FREE MUNICIPALS

DONALD W. SPIRO,                      Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                  (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees,                    OppenheimerFunds complex.
Trustee (since 1987)
Age: 78

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                    THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                           LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                      INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.


JOHN V. MURPHY,                       Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                 (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                          other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                      Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                      Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                      (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                      Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                      of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                      Management Corporation, Trinity Investment Management Corporation and Tremont
                                      Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                      Corporation and OFI Private Investments, Inc. (since July 2001); President
                                      (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                      Asset Management, Inc.; Executive Vice President (since February 1997) of
                                      Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                                      Investment Company Institute's Board of Governors (elected to serve from October
                                      3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                                      (September 2000-June 2001) of the Manager; President and trustee (November
                                      1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                      Funds (open-end investment companies); a director (September 1999-August 2000)
                                      of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                      (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                      (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                      wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                      Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                              THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                      WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                      FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924,
                                      AND FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES
                                      FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                   Senior Vice President of the Manager since January 1996; Chairman of the
Vice President (since 2002)           Rochester Division of the Manager since January 1996; an officer of 10
Age: 55                               portfolios in the OppenheimerFunds complex.

49 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                               Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                      and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                      Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                      Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                      non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                      (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                      Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                      Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                      (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                      2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                                      Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                      OppenheimerFunds complex.

ROBERT G. ZACK,                       Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)                February 2002) of the Manager; General Counsel and a director (since November
Age: 56                               2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                      Asset Management Corporation; Senior Vice President and General Counsel (since
                                      November 2001) of HarbourView Asset Management Corporation; Secretary and
                                      General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                      Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                      International Ltd. and OppenheimerFunds plc; Vice President and a director
                                      (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                      (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                      President, General Counsel and a director (since November 2001) of Shareholder
                                      Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                      Inc. and OFI Trust Company; Vice President (since November 2001) of
                                      OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                      (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                                      (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                      President (May 1985-December 2003), Acting General Counsel (November
                                      2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                      Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                      2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                                      OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                                      83 portfolios in the OppenheimerFunds complex.



MARK S. VANDEHEY,                     Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief              Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Compliance Officer                    Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                          (until February 2004) Vice President and Director of Internal Audit of
Age: 53                               OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION
ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


50 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2004 and $20,000 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $157 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such  fees   would   include   consultations   regarding   the
                  registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,157 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)